Organization	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
PartnerRe Ltd. primarily provides reinsurance on a worldwide basis through its principal wholly-owned subsidiaries, including Partner Reinsurance Company Ltd. (PartnerRe Bermuda), Partner Reinsurance Europe SE (PartnerRe Europe), Partner Reinsurance Company of the U.S. (PartnerRe U.S.), Partner Reinsurance Asia Pte. Ltd. (PartnerRe Asia) and PartnerRe Life Reinsurance Company of Canada (PartnerRe Canada). Non-life risks reinsured include agriculture, aviation/space, casualty, catastrophe, energy, engineering, financial risks, marine, motor, multiline, property and U.S. health. Life and health risks include mortality, morbidity, longevity and financial reinsurance solutions. PartnerRe Ltd. and its subsidiaries are collectively referred to hereinafter as PartnerRe, the Company or the PartnerRe Group.
The Company was incorporated in August 1993 under the laws of Bermuda. The Company commenced operations in November 1993 upon completion of the sale of common shares and warrants pursuant to subscription agreements and an initial public offering.
The Company completed the acquisition of Societe Anonyme Francaise de Reassurances (SAFR) in 1997, the acquisition of Winterthur Re in 1998, the acquisition of PARIS RE Holdings Limited (Paris Re) in 2009, the acquisition of Presidio Reinsurance Group, Inc. (Presidio) in 2012 and the acquisition of Aurigen Capital Limited (Aurigen) in 2017.
On March 18, 2016, the Company's publicly held common shares were acquired by Exor N.V. (subsequently renamed to EXOR Nederland N.V), whose ultimate parent is EXOR N.V. (Exor), which is listed on the Milan Stock Exchange. As a result of the acquisition, PartnerRe's publicly issued common shares were cancelled and are no longer publicly traded.
On December 16, 2021, Exor announced that it had signed a definitive agreement with Covéa Coopérations S.A. (Covéa Coopérations), under which Covéa Coopérations would acquire PartnerRe's common shares. Preferred shares issued by PartnerRe were not included in the transaction. Consummation of this transaction occurred on July 12, 2022. The Company’s preferred shares continue to be traded on the New York Stock Exchange (NYSE).
At December 31, 2023 and 2022, the Company's 100 million common shares (Class A shares) issued to Covéa Coopérations were included in Shareholders' Equity in the Consolidated Balance Sheets (see Note 14). The Company also has Class C common shares (Class C shares) and restricted share units outstanding, all of which are issued to certain executives and directors of the Company, and are recognized in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets (see Note 17).